Dividends and Buyback of equity shares - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
	Mar. 25, 2022 ₨ / shares	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨) ₨ / shares	Mar. 31, 2022 INR (₨) ₨ / shares
Disclosure of dividends [line items]
Cash dividends paid per equity share | ₨ / shares	₨ 5	₨ 1		₨ 6	₨ 1
Number of shares approved for buyback | shares		269,662,921
Buy back shares per share | ₨ / shares		₨ 445
Total cash outflow on buyback of shares		₨ 145,173
Payments on buyback of shares		145,173	$ 1,742	₨ 0	₨ 0
Reduction in share capital related to buyback		539
Tax on Buyback of Shares		24,783
Transaction costs related to buyback		390
Securities premium reserve [member]
Disclosure of dividends [line items]
Payments on buyback of shares		3,768
Retained earnings [member]
Disclosure of dividends [line items]
Payments on buyback of shares		141,405
Capital Redemption Reserve [Member]
Disclosure of dividends [line items]
Payments on buyback of shares		₨ 539